Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 16,000	$ 16,000	$ 5,000
Investments percentage	20.00%
Equity method percentage	50.00%
Sales returns and allowances	$ 0	$ 0	$ 0
Tax benefit, percentage	50.00%
Warrants outstanding (in Shares)	333,333	333,333	333,333